Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1]	¥ 167,755		¥ 178,256
Operating loss, Valuation allowance		(140,000)		(139,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		28,000		39,000
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		111,000	[2]	117,000	[3]
Operating loss, Valuation allowance		(92,000)	[2]	(88,000)	[3]
Deferred tax assets,Operating loss carryforward net of valuation allowance		19,000	[2]	29,000	[3]
United States of America
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		8,000		10,000
Operating loss, Valuation allowance				(1,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		8,000		9,000
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[4]	46,000		48,000
Operating loss, Valuation allowance	[4]	(46,000)		(48,000)
Others
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		3,000		3,000
Operating loss, Valuation allowance		(2,000)		(2,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		¥ 1,000		¥ 1,000

[1]	The amount includes ¥110,729 million and ¥107,246 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2018 and 2019, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,189 million and ¥88,294 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	¥107 billion of the Japan deferred tax assets of ¥111 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
[3]	¥111 billion of the Japan deferred tax assets of ¥117 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
[4]	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.